Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Product and service revenue	$ 2,050,838	$ 176,068
License revenue	511,607	85,714
Total revenue	2,562,445	261,782
Operating expenses
Cost of sales	957,076	88,109
Research and development	6,127,772	3,219,361
Research and development - related party (Note 11)	191,991	203,992
Sales, general and administrative	8,517,592	3,980,974
Sales, general and administrative - related party (Note 11)	307,704	311,004
Impairment of intangible assets	7,500,000	0
Amortization of intangible assets	664,707	90,662
Total operating expenses	24,266,842	7,894,102
Loss from operations	(21,704,397)	(7,632,320)
Other (expense)
Interest (expense)	(5,491,486)	(114,994)
Unrealized loss on investment	(971,629)	0
Derivative (expense)	(12,572)	0
Total other (expense)	(6,475,687)	(114,994)
Net loss, before income tax	(28,180,084)	(7,747,314)
Deferred income tax benefit	0	23,910
Net loss	$ (28,180,084)	$ (7,723,404)
Weighted average number of Aytu common shares outstanding (in shares)	1,741,137	767,326
Basic and diluted Aytu net loss per common share (in dollars per share)	$ (16.18)	$ (10.07)